Schedule 1 - Condensed Parent Company Financial Statements (Condensed Statements of Comprehensive Income) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed Income Statements, Captions [Line Items]
Gain on sale of utility systems									$ 148		$ 1,090		$ 649
Total expenses									463,401		436,243		406,492
Operating income	69,636	87,380	80,665	67,561	72,111	100,535	87,032	61,839	305,242		321,517		280,799
Interest expense, net									77,316	[1]	77,757	[1]	77,804	[1]	73,393	[1]	66,345	[1]
Provision for income taxes									22,690		66,881		69,111		74,940		63,626
Net income attributable to common shareholders	57,532	63,617	53,586	46,565	66,555	50,659	41,445	37,904	221,300		196,563		143,069		123,975		104,353
Comprehensive income									221,531		196,422		142,826
Basic	$ 0.33	$ 0.36	$ 0.30	$ 0.27	$ 0.38	$ 0.29	$ 0.24	$ 0.22	$ 1.26		$ 1.13		$ 0.83		$ 0.72		$ 0.61
Diluted	$ 0.32	$ 0.36	$ 0.30	$ 0.26	$ 0.38	$ 0.29	$ 0.24	$ 0.22	$ 1.25		$ 1.12		$ 0.83		$ 0.72		$ 0.61
Basic									176,140		174,201		172,727
Diluted									176,814		174,918		173,361
Aqua America, Inc. [Member]
Condensed Income Statements, Captions [Line Items]
Other income									6,936		13,017		6,935
Operating expense and other expenses									2,941		1,734		4,067
Gain on sale of utility systems									(400)		(13,064)
Operating income									4,395		24,347		2,868
Interest expense, net									4,208		4,031		3,787
Other expense (income)									139		(1,714)		896
Income (loss) before equity in earnings of subsidiaries and income taxes									48		22,030		(1,815)
Equity in earnings of subsidiaries									220,675		182,652		151,021
Income before income taxes									220,723		204,682		149,206
Provision for income taxes									(577)		8,119		6,137
Net income attributable to common shareholders									221,300		196,563		143,069
Comprehensive income									$ 221,531		$ 196,422		$ 142,826
Basic									$ 1.26		$ 1.13		$ 0.83
Diluted									$ 1.25		$ 1.12		$ 0.83
Basic									176,140		174,201		172,727
Diluted									176,814		174,918		173,361

[1]	Net of allowance for funds used during construction and interest income.